Schedule of provision for income taxes (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Deferred tax assets
SINGAPORE
Deferred tax assets	375,352	503,121	255,364
Deferred tax assets valuation allowance	(375,352)	(503,121)	(255,364)
MALAYSIA
Deferred tax assets	14,523	19,466	21,885
Deferred tax assets valuation allowance	$ (14,523)	$ (19,466)	$ (21,885)